2. Equipment (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Equipment Details
Test vehicles		$ 124,687	$ 124,687
Other		5,000	5,000
Consists of Equipment Net		129,687	129,687
Less: accumulated depreciation		(58,023)	(32,087)
Equipment, net	$ 58,696	$ 71,664	$ 97,600